Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.6%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,027,000
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,352,412
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	656,017
12/01/2041	4.000%	600,000	652,613
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	2,000,000	2,337,888
Total			7,025,930
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	616,759
Charter Schools 4.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	1,083,743
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	219,413
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,031,942
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,541,717
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	287,001
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	725,222
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2056	5.000%	1,250,000	1,366,024
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	1,057,044
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,126,092
Total			8,438,198
Disposal 1.1%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	2,079,078
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,676,776
Higher Education 5.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,078,011
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	814,026
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	264,698
07/01/2034	5.000%	500,000	575,325
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,106,656
Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,111,803
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	555,021
Revenue Bonds
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,228,458
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,498,007
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,397,361
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2040	5.000%	200,000	241,811
09/01/2040	5.000%	200,000	241,811
09/01/2041	5.000%	225,000	271,410
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	306,745
Total			10,691,143
Hospital 6.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	552,145
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	811,133
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	2,174,675
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	411,871
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,210,326
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,085,485
Series 2016
07/01/2040	4.000%	1,000,000	1,079,744
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	1,000,000	1,219,926
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,212,695
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	461,254
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,032,460
Total			13,251,714
Independent Power 0.1%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	205,000	207,035
Joint Power Authority 0.8%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,119,931
11/15/2055	4.000%	500,000	557,741
Total			1,677,672
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,058,184
Local General Obligation 8.3%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	1,000,000	1,263,166

2	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	583,254
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,106,109
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,770,027
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	546,918
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	666,645
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	310,359
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,399,778
Series 2017B
04/01/2037	5.000%	2,000,000	2,300,368
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,211,997
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,124,112
Total			16,282,733
Multi-Family 8.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	573,346
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,100,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,597,916
11/01/2049	3.650%	1,000,000	1,046,921
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,056,990
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	945,315
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	2,035,064
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	555,958
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	784,723
Series 2019D
11/01/2044	3.700%	1,000,000	1,057,105
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	857,690
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,408,413
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	560,686
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	822,713
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	952,087
Total			16,355,197
Municipal Power 2.8%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,084,665
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,536,329

Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
09/01/2038	5.000%	1,000,000	1,216,726
Series 2021A
09/01/2037	5.000%	415,000	425,142
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	1,250,000	1,287,500
Total			5,550,362
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,575,900
Other Bond Issue 2.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	489,049
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,659,471
04/30/2053	4.000%	2,000,000	2,196,058
Total			4,344,578
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	361,397
Pool / Bond Bank 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	1,395,000	1,549,724
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,063
Total			1,564,787
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 9.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	2,030,587
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,496,740
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,077,430
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,143,741
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,164,287
Series 2018-207
09/15/2043	4.000%	1,500,000	1,636,067
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,331,617
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,640,000	1,870,093
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,466,363
Total			18,216,925
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	553,821
06/01/2035	5.000%	700,000	775,549
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	549,497
Total			1,878,867

4	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 1.9%
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	549,206
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,165,004
Western Regional Off-Track Betting Corp.(b)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	967,662
Total			3,681,872
Refunded / Escrowed 1.7%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	245,639
07/01/2030	5.000%	180,000	196,512
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,013,327
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	338,593
09/01/2037	5.000%	255,000	261,640
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,091,732
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	105,000	118,132
Total			3,265,575
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	818,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,245,537
Total			2,064,030
Retirement Communities 5.4%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	867,946
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	1,081,670
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	2,144,551
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,743,098
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,773,432
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	476,309
09/15/2053	5.250%	1,000,000	939,898
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	496,686
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	1,046,587
Total			10,570,177

Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.6%
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	3,850,000	1,249,996
Single Family 0.7%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	143,339
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,041,947
04/01/2038	3.850%	230,000	235,722
Total			1,421,008
Special Non Property Tax 9.2%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,955,557
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,413,948
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,262,800
Subordinated Series 2020
05/01/2045	4.000%	1,500,000	1,693,761
Subordinated Series 2020D
11/01/2045	4.000%	1,000,000	1,129,174
Subordinated Series 2020D-S
11/01/2035	4.000%	1,500,000	1,729,128
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,674,587
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,465,827
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	2,000,000	2,223,693
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(c),(d)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	455,000	273,000
Puerto Rico Highways & Transportation Authority(c),(d)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	415,000	249,000
Total			18,070,475
Special Property Tax 1.4%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,047,358
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2044	4.000%	1,000,000	1,141,946
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	501,319
Total			2,690,623
State General Obligation 0.9%
Commonwealth of Puerto Rico(c),(d)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	2,000,000	1,800,000
Tobacco 4.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,051,745
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,179,902
Suffolk Tobacco Asset Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	502,817

6	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Subordinated Series 2021
06/01/2050	4.000%	1,500,000	1,625,705
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,399,249
Total			8,759,418
Transportation 6.9%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,542,122
11/15/2042	4.000%	2,000,000	2,137,176
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,110,780
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,326,506
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,323,293
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,346,607
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,831,670
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,087,282
Total			13,705,436
Turnpike / Bridge / Toll Road 1.5%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2041	4.000%	200,000	232,180
New York State Thruway Authority
Revenue Bonds
Series 2019B
01/01/2045	4.000%	2,415,000	2,646,915
Total			2,879,095
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.3%
New York City Water & Sewer System
Revenue Bonds
Series 2017
06/15/2048	5.000%	2,000,000	2,323,900
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,394,614
Subordinated Series 2021AA-1
06/15/2051	4.000%	4,000,000	4,500,742
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,058,090
Western Nassau County Water Authority
Revenue Bonds
Green Bonds
Series 2021A
04/01/2051	4.000%	225,000	255,775
Total			10,533,121
Total Municipal Bonds (Cost $185,779,334)			193,544,061

Money Market Funds 1.4%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	2,826,575	2,826,575
Total Money Market Funds (Cost $2,826,575)		2,826,575
Total Investments in Securities (Cost: $188,605,909)		196,370,636
Other Assets & Liabilities, Net		969,387
Net Assets		197,340,023

At January 31, 2022, securities and/or cash totaling $97,500 were pledged as collateral.
Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2022 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(65)	03/2022	USD	(8,317,969)	—	(21,067)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $12,596,201, which represents 6.38% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $4,859,496, which represents 2.46% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $3,609,500, which represents 1.83% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2022

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